Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of reconciliation of changes in intangible assets and goodwill

	In-process research and development £’000	Goodwill £’000	IT/Website costs £’000	Total £’000
Cost
At 1 January 2019	13,378	2,291	28	15,697
Additions	–	–	9	9
Foreign exchange	–	–	(2)	(2)
At 31 December 2019	13,378	2,291	35	15,704
Disposal	–	–	(36)	(36)
Foreign exchange	–	–	1	1
At 31 December 2020	13,378	2,291	–	15,669
At 31 December 2021	13,378	2,291	–	15,669

	In-process research and development £’000	Goodwill £’000	IT/Website Costs £’000	Total £’000
Accumulated amortisation and impairment
At 1 January 2019	3,300	–	23	3,323
Amortisation charge for the year	–	–	3	3
Foreign exchange	–	–	(1)	(1)
At 31 December 2019	3,300	–	25	3,325
Amortisation charge for the year	–	–	10	10
Disposal	–	–	(36)	(36)
Impairment	10,078	2,291	–	12,369
Foreign exchange	–	–	1	1
At 31 December 2020	13,378	2,291	–	15,669
At 31 December 2021	13,378	2,291	–	15,669
Net book value
At 31 December 2021	–	–	–	–
At 31 December 2020	–	–	–	–
At 31 December 2019	10,078	2,291	10	12,379

Schedule of individual intangible assets

The individual intangible assets, excluding goodwill, which are material to the financial statements are:

	Carrying amount			Remaining amortisation period
	2021 £’000	2020 £’000	2019 £’000	2021 (years)	2020 (years)	2019 (years)
Midatech Pharma (Wales) Limited acquired IPRD	–	–	9,300	n/a	n/a	n/a in process
MTX110 acquired IPRD	–	–	778	n/a	n/a	n/a in process
	–	–	10,078